A, C, I Shares | JPMorgan SmartAllocation Equity Fund
JPMorgan SmartAllocation Equity Fund Class/Ticker: A/SAEAX; C/SAECX; I*/SMESX * Formerly, Select Class Shares.
What is the goal of the Fund?
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION" on page 16 and in "Financial Intermediary — Specific Sales Charge Waivers" in Appendix A of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - A, C, I Shares - JPMorgan SmartAllocation Equity Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

“Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A, C, I Shares - JPMorgan SmartAllocation Equity Fund		Class A		Class C	Class I
Management Fees		0.50%		0.50%	0.50%
Distribution (Rule 12b-1) Fees		0.25%		0.75%	none
Other Expenses		0.61%		0.65%	0.67%
Service Fees		0.25%		0.25%	0.25%
Remainder of Other Expenses		0.36%	[1]	0.40%	0.42%
Acquired Fund (Underlying Fund) Fees and Expenses	[2]	0.37%		0.37%	0.37%
Total Annual Fund Operating Expenses		1.73%		2.27%	1.54%
Fee Waivers and Expense Reimbursements	[3]	(0.60%)		(0.64%)	(0.66%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	1.13%		1.63%	0.88%
[1]	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees”, effective 4/3/17.
[2]	Effective 11/1/17, certain Underlying Funds' Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements were reduced. The "Acquired Fund (Underlying Fund) Fees and Expenses" in the table reflect the expense reduction for the applicable Underlying Funds.
[3]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses incurred by the Fund and any underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 1.13%, 1.63% and 0.88% of the average daily net assets of Class A, Class C, and Class I Shares, respectively. This waiver is in effect through 10/31/18, at which time the adviser and/or affiliates will determine whether to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - A, C, I Shares - JPMorgan SmartAllocation Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	634	986	1,361	2,412
CLASS C SHARES	266	648	1,157	2,556
CLASS I SHARES	90	422	777	1,778

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - A, C, I Shares - JPMorgan SmartAllocation Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	634	986	1,361	2,412
CLASS C SHARES	166	648	1,157	2,556
CLASS I SHARES	90	422	777	1,778

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to provide exposure to a broadly diversified portfolio of equity securities of U.S. and non-U.S. companies (including companies in emerging markets) across all market capitalization ranges. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will strategically and tactically allocate the Fund’s assets across equity sub-asset classes seeking attractive risk-adjusted returns. The Fund intends to gain exposure to equity securities primarily by investing in J.P. Morgan Funds and exchange traded funds (ETFs) managed by unaffiliated investment advisers (unaffiliated ETFs) (collectively, the “underlying funds”).

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. Equity securities include common stock, preferred stock, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs), convertible securities, warrants and rights, real estate investment trusts (REITs), and underlying funds that invest primarily in such instruments.

In managing the Fund, the Adviser establishes strategic target allocations among equity sub-asset classes at least on an annual basis. In determining the strategic target allocations, the Adviser focuses on equity sub-asset classes and underlying funds that it believes will outperform the Fund’s Benchmark over the long term. The Adviser will review these allocations at least annually and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding or removing equity sub-asset classes or underlying funds, changing the equity sub-asset class allocations or allocations to underlying funds or maintaining the strategic target allocations for longer or shorter periods of time.

The Fund’s strategic target allocations among equity sub-asset classes as of the date of this prospectus are set forth below:

Asset Class	Strategic Target[1] Allocation	Ranges
U.S. Equity, including Small-, Mid- and Large-Cap Equity	59.5%	+/- 15%
REITs	6.0%	+/- 10%
International Equity	22.0%	+/- 15%
Emerging Markets Equity	12.5%	+/- 10%

1 As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The Adviser will also use tactical allocations to pursue short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including futures contracts. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by the ranges indicated above. These ranges apply to both the equity sub-asset classes and types of underlying funds that provide exposure to these equity sub-asset classes. The Adviser will review its tactical allocations on a periodic basis and may make modifications in its discretion. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

In addition to investing in underlying funds, the Fund may also invest directly in individual securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts for purposes of cash management and to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. Futures may also be used for interest rate risk management to adjust the duration position of the Fund.

The Adviser may hire sub-advisers to manage any of the subasset classes noted above and to make direct investments in securities and other financial instruments. When using subadvisers to manage the Fund’s assets, the Adviser, subject to certain conditions and oversight by the Fund’s Board of Trustees, will have the right to hire, terminate, or replace subadvisers without shareholder approval.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

ETF Risk. The Fund and underlying funds may invest in shares of ETFs. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to equity sub-asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the strategic target allocation from time to time.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risk. The Fund and underlying funds that invest in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payments,” an underlying fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Real Estate Securities Risk. Certain underlying funds are highly concentrated in real estate securities, including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with the management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, less liquid, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives, including futures, may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. In addition, the Fund and certain of the underlying funds may use derivatives for non-hedging purposes, which increases the Fund’s or the underlying funds’ potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund and the underlying funds do not have a claim on the reference assets and are subject to enhanced counterparty risk.

Index Investing Risk. Certain of the underlying funds, including ETFs, in which the Fund may invest are index funds. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund’s performance may not correlate with the performance of the index.

Preferred Stock Risk. The Fund and certain underlying funds may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks).

Transactions Risk. The Fund and/or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Industry and Sector Focus Risk. At times the Fund or an underlying fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund or an underlying fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares (formerly, Select Class Shares) has varied from year to year for the past four calendar years. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the S&P 500 Index and the Lipper Global Multi-Cap Core Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS – CLASS I SHARES

Best Quarter	4th Quarter, 2013	7.57%
Worst Quarter	3rd Quarter, 2015	–8.51%
The Fund’s year-to-date total return through 9/30/17 was 16.16%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Average Annual Total Returns - A, C, I Shares - JPMorgan SmartAllocation Equity Fund	Past 1 Year	Life of Fund		Inception Date
Class I	7.90%	9.66%		Jul. 02, 2012
Class I | Return After Taxes on Distributions	7.26%	9.00%		Jul. 02, 2012
Class I | Return After Taxes on Distributions and Sale of Fund Shares	4.68%	7.40%		Jul. 02, 2012
Class A	1.94%	8.09%		Jul. 02, 2012
Class C	6.04%	8.83%		Jul. 02, 2012
MSCI World Index (net of foreign withholding taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	7.51%	10.14%
S&P 500 Index (Reflects No Deduction for Fees, Expenses, or Taxes)	11.96%	14.05%
Lipper Global Multi-Cap Core Funds Index (Reflects No Deduction for Taxes)	8.39%	9.83%	[1]
[1]	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.